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Barings U.S. High Yield Fund
Barings U.S. High Yield Fund
Investment Objective
Barings U.S. High Yield Fund (“U.S. High Yield Fund” or the “Fund”) seeks to achieve a high level of total return, with an emphasis on current income, by investing primarily in high yield debt and related securities.

Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A Shares if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund. More information about these and other discounts is available from your Financial Intermediary and in “Shareowner Guide – How to Invest in the Fund – Sales Charges – Class A Shares” starting on page 93 of this Prospectus, “Appendix A: Intermediary-Specific Sales Charge Reductions and Waivers” of this Prospectus, and “Programs for Reducing or Eliminating Sales Charges” starting on page 79 of the Statement of Additional Information (“SAI”).

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Barings U.S. High Yield Fund	Class A Shares		Class C Shares		Class I Shares	Class Y Shares
Maximum Sales Charge (Load) Imposed on Purchases (as % of offering price)	4.00%		none		none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions (as % of offering price)	none		none		none	none
Maximum Contingent Deferred Sales Charge (Load) (CDSC) (as % of the lower of the original offering price or redemption proceeds)	1.00%	[1]	1.00%	[2]	none	none
[1]	Applies only to certain redemptions of shares bought with no initial sales charge. Class A Shares purchased without an initial sales charge in accounts aggregating $500,000 or more are subject to a 1.00% CDSC if the shares are tendered and accepted for repurchase within 18 months of purchase. The 18-month period begins on the day on which the purchase was made.
[2]	The CDSC on Class C Shares is 1.00% for shares tendered and accepted for repurchase within the first 12 months of purchase. There is no CDSC on Class C Shares thereafter.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as % of the value of your investment)
Annual Fund Operating Expenses - Barings U.S. High Yield Fund		Class A Shares	Class C Shares	Class I Shares	Class Y Shares
Management Fees		0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.84%	5.59%	0.56%	0.54%
Total Annual Fund Operating Expenses		1.64%	7.14%	1.11%	1.09%
Fee Waiver and/or Expense Reimbursement	[1]	0.64%	5.39%	0.36%	0.34%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.00%	1.75%	0.75%	0.75%
[1]	The Manager has contractually agreed to waive and/or reimburse fees and/or expenses (excluding distribution and service (12b-1) fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) so that, on an annualized basis, such expenses incurred by each class of shares of the Fund will not exceed 0.75% as a percentage of average daily net assets allocated to each such class. If the Fund incurs fees and/or expenses excluded from waiver and/or reimbursement, or if the Fund's Board of Trustees specifically approves the exclusion of another expense from the fee reimbursement agreement, the Fund's expenses may be higher than the fees and/or expenses shown in the table (which reflect the waiver and/or reimbursement). This agreement shall remain in effect at least until November 1, 2021, unless earlier modified or terminated by the Fund's Board of Trustees. Additional amounts may be voluntarily waived and/or reimbursed from time to time. If, within three years following a waiver or reimbursement, the operating expenses of a share class of the Fund that previously received a waiver or reimbursement from the Manager are less than the expense limit for such share class, the share class is required to repay the Manager up to the amount of fees waived or expenses reimbursed for that share class under the agreement.

Expense Example
This Example helps you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example assumes that (i) you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods, (ii) your investment has a 5% return each year and (iii) operating expenses are the lesser of total annual fund operating expenses or the applicable expense limitation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Barings U.S. High Yield Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	501	850	1,223	2,266
Class C Shares	284	1,711	3,163	6,488
Class I Shares	79	326	593	1,355
Class Y Shares	79	322	584	1,334

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - Barings U.S. High Yield Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Class A Shares	501	850	1,223	2,266
Class C Shares	184	1,711	3,163	6,488
Class I Shares	79	326	593	1,355
Class Y Shares	79	322	584	1,334

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the expense example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 55.98% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests primarily in lower rated U.S. debt securities (“junk” or “high yield” bonds), including securities in default. Debt securities may include, for example, corporate bonds, mortgage-backed and asset-backed securities, and obligations of the U.S. government or its agencies or instrumentalities. Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in below investment grade fixed income securities (rated below Baa3 by Moody’s or BBB- by either S&P or Fitch (using the lower rating) or, if unrated, determined by the Manager to be of comparable quality), and at least 80% of its net assets (including the amount of any borrowings for investment purposes) in securities of U.S. issuers. The Fund may also invest in convertible securities, preferred stocks, warrants, bank loans, and other fixed income securities, including Rule 144A securities, of both U.S. and non-U.S. issuers. Currently, the Manager does not expect that the Fund will invest more than 20% of its total assets in bank loans. The Fund may invest up to 15% of its total assets in securities that are not denominated in U.S. dollars including, but not limited to, corporate bonds, government and agency issues, Rule 144A securities, convertible securities, bank loans, mortgage-backed, and asset-backed securities.

In pursuing its investment objective, the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivatives, including futures contracts (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments); interest rate swaps (for hedging purposes or as a substitute for direct investments); total return swaps (for hedging purposes); and credit default swaps (for hedging purposes, to adjust various portfolio characteristics, including the duration (interest rate volatility) of the Fund’s portfolio, or as a substitute for direct investments). Use of derivatives by the Fund may create investment leverage. Derivatives instruments that provide exposure to investment grade fixed-income securities or have economic characteristics similar to such investments may be used to satisfy the Fund’s 80% policy.

The Fund may enter into repurchase agreement transactions. The Fund may hold a portion of its assets in cash or cash equivalents. The Fund may enter into reverse repurchase agreement transactions. Under normal market conditions, the Fund expects to have a dollar-weighted average portfolio maturity ranging from 4 to 10 years. The Fund’s portfolio may include securities with maturities outside this range, and the range may change from time to time.

In selecting the Fund’s investments, the Manager employs a bottom-up, fundamental approach to its credit analysis, which focuses first on a specific issuer’s financial strength, among other things, before considering trends or macro-economic factors. The Manager prefers companies that it believes possess one or more of the following characteristics: strong business position, ability to generate free cash flow to repay debt, favorable capital structure, high level of fixed assets, conservative accounting, and respected management or equity sponsor(s) (such management and sponsors would have a good reputation and/or have had prior positive relations with the Manager).

The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

PRINCIPAL RISKS
Risk is inherent in all investing. Many factors affect the Fund's performance. The value of your investment in the Fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. An investment in the Fund involves risks, including Below Investment Grade (High Yield / Junk Bond) Investments Risk, Fixed Income Securities Risk, Interest Rate Risk, and Loan Risk. Summary descriptions of these and other principal risks of investing in the Fund are provided below (in alphabetical order). An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Consequently, you can lose money by investing in the Fund. No assurance can be given that the Fund will achieve its objective, and investment results may vary substantially over time. An investment in the Fund is not appropriate for all investors.

Below Investment Grade (High Yield/Junk Bond) Instruments Risk. Below investment grade securities, commonly known as “junk” or “high yield” bonds, have speculative characteristics and involve greater volatility of price and yield, greater risk of loss of principal and interest, and generally reflect a greater possibility of an adverse change in financial condition that could affect an issuer’s ability to honor its obligations.

Cash Position Risk. The ability of the Fund to meet its objective may be limited to the extent that it holds assets in cash or otherwise uninvested.

Convertible Securities Risk. Convertible securities are subject to the risks of both debt securities and equity securities. The values of convertible securities tend to decline as interest rates rise and, due to the conversion feature, tend to vary with fluctuations in the market value of the underlying common or preferred stock.

Credit Risk. One or more debt obligations in the Fund’s portfolio may decline in price, or fail to pay dividends, interest or principal when due because the issuer of the obligation experiences an actual or perceived decline in its financial status or due to changes in the specific or general market, economic, industry, political, regulatory or other conditions.

Derivatives Risk. Derivatives can be highly volatile and involve risks in addition to, and potentially greater than, the risks of the underlying indicator(s), including market risk, liquidity risk, counterparty risk, interest rate risk, credit risk, leverage risk, regulatory risk and management risk. Derivatives can be complex instruments and can involve analysis and processing that differs from that required for other investment types used by the Fund. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of a derivative may not correlate perfectly with an underlying asset, interest rate or index. Suitable derivative transactions may not be available in all circumstances, and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial to the Fund. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited.

Distressed Securities Risk. The Fund may invest in issuers that are in default at the time of purchase. Issuers in which the Fund may invest may become subject to a bankruptcy reorganization proceeding, subject to some other form of a public or private debt restructuring or otherwise become in default or in significant risk of default in the payment of interest or repayment of principal or trading at prices substantially below other below investment grade debt securities of companies in similar industries. To the extent the Fund is invested in distressed securities, its ability to achieve current income for its shareholders may be diminished. The Fund also is subject to significant uncertainty as to when, in what manner and for what value the obligations evidenced by the distressed securities will eventually be satisfied.

Fixed Income Securities Risk. The values of fixed income securities typically will decline during periods of rising interest rates, and can also decline in response to changes in the financial condition of the issuer, borrower, counterparty, or underlying collateral assets, or changes in market, economic, industry, political, and regulatory conditions affecting a particular type of security or issuer or fixed income securities generally. Fixed income securities are subject to interest rate risk (the risk that the value of a fixed income security will fall when interest rates rise), extension risk (the risk that the average life of a security will be extended through a slowing of principal payments), prepayment risk (the risk that a security will be prepaid and the Fund will be required to reinvest at a less favorable rate), and credit risk.

Focus Risk. Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and the Fund's performance will be affected by the conditions in the industries, sectors, countries, and regions to which the Fund is exposed.

Foreign (Non-U.S.) Investment Risk. The Fund’s investments in foreign issuers involve special risks. For example, the value of these investments may decline in response to unfavorable political and legal developments, unreliable or untimely information, or economic and financial instability. Foreign settlement procedures also may involve additional risks. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Inflation Risk. The value of assets or income from the Fund’s investments may be less in the future as inflation decreases the value of money.

Leveraging Risk. Instruments and transactions, including derivatives and dollar roll and reverse repurchase agreement transactions, that create leverage may cause the value of an investment in the Fund to be more volatile and all other risks will tend to be compounded.

Liquidity Risk. There is a risk that the Fund could be unable to meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund. The Fund may invest up to 15% of its net assets in illiquid securities (i.e., securities that cannot be disposed of in current market conditions in seven calendar days or less without the disposition significantly changing the market value of the security). Illiquid securities may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in market value. Some securities may be subject to restrictions on resale. Illiquid securities may be difficult to value. Also, the Fund may not be able to dispose of illiquid securities at a favorable time or price when desired, and the Fund may suffer a loss if forced to sell such securities to meet redemption requests or for other cash needs. Below investment grade loans and other debt securities tend to be less liquid than higher-rated securities. In addition, the Fund’s derivatives investments may be subject to liquidity risk.

Loan Risk. The loans in which the Fund may invest are subject to a number of risks. Loans are subject to the risk of non-payment of scheduled interest or principal. Such non-payment would result in a reduction of income to the Fund, a reduction in the value of the investment and a potential decrease in the net asset value of the Fund. There can be no assurance that the liquidation of any collateral securing a loan would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan. Loan participations and assignments involve credit risk, interest rate risk, liquidity risk, and the risks of being a lender. Loans are not as easily purchased or sold as publicly traded securities and there can be no assurance that future levels of supply and demand in loan trading will provide the degree of liquidity which currently exists in the market. In addition, the terms of the loans may restrict their transferability without borrower consent. These factors may have an adverse effect on the market price of the loan and the Fund’s ability to dispose of particular portfolio investments. A less liquid secondary market also may make it more difficult for the Fund to obtain precise valuations of the high yield loans in its portfolio.

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. The Manager and the sub-adviser apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that such techniques and analyses will produce the desired results.

Market Risk. The value of the Fund’s portfolio securities may decline, at times sharply and unpredictably, as a result of unfavorable market-induced changes affecting particular industries, sectors, or issuers. Stock and bond markets can decline significantly in response to issuer, market, economic, industry, political, regulatory, geopolitical and other conditions, as well as investor perceptions of these conditions. The Fund is subject to risks affecting issuers, such as management performance, financial leverage, industry problems, and reduced demand for goods or services.

Mortgage- and Asset-Backed Securities Risk. Investments in mortgage- and asset-backed securities subject the Fund to credit risk, interest rate risk, extension risk, and prepayment risk, among other risks. Mortgage-backed and asset-backed securities not issued by a government agency generally involve greater credit risk than securities issued by government agencies. The types of mortgages (for example, residential or commercial mortgages) underlying securities held by the Fund may differ and be affected differently by market factors. Investments that receive only the interest portion or the principal portion of payments on the underlying assets may be more volatile than other investments.

Portfolio Turnover Risk. The techniques and strategies contemplated by the Fund might result in a high degree of portfolio turnover. Higher portfolio turnover rates result in corresponding increases in trading costs and can generate short-term capital gains taxable to shareholders as ordinary income when distributed to them.

Preferred Stock Risk. Preferred stocks are subject to the risks associated with other types of equity securities, as well as additional risks, such as potentially greater volatility and risks related to deferral, non-cumulative dividends, subordination, liquidity, limited voting rights, and special redemption rights.

Repurchase Agreement Risk. These transactions must be fully collateralized at all times, but involve some risk to the Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral.

U.S. Government Securities Risk. Obligations of certain U.S. government agencies and instrumentalities are not backed by the full faith and credit of the U.S. government, and there can be no assurance that the U.S. government would provide financial support to such agencies and instrumentalities.

Valuation Risk. The Fund is subject to the risk of mispricing or improper valuation of its investments, in particular to the extent that its securities are fair valued.

The Fund is subject to certain other risks, which are described below under “Description of Principal Risks” and “Non-Principal Investment Strategies and Risks.”

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. As with any mutual fund, there is no guarantee that the Fund will achieve its goal.

Performance Information for the Fund
The Fund commenced operations on October 30, 2015. The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A shares. The table shows the Fund’s average annual returns for 1 year and since inception for each class of the Fund and how such returns compare with a broad measure of market performance. The table includes deduction of applicable sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

More up-to-date performance information is available at www.barings.com/funds/mutual-funds (select fund and share class) or by calling 1-855-439-5459.

Annual Total Returns (for calendar years ended December 31) – Class A Shares Before Taxes Applicable sales charges are not reflected

More Recent Return Information
1/1/19–12/31/19	12.68%

Highest and Lowest Quarter Returns (for periods shown in the bar chart)
Highest (1/1/19–3/31/19)	6.46%
Lowest (10/1/18–12/31/18)	(4.86)%

Average Annual Total Returns (for periods ended December 31, 2019)
Applicable sales charges are reflected
Average Annual Returns - Barings U.S. High Yield Fund		1 Year	Since Inception [1]	Inception Date
Class A Shares		8.18%	5.97%	Oct. 30, 2015
Class C Shares		10.83%	6.21%	Oct. 30, 2015
Class I Shares		12.94%	7.26%	Oct. 30, 2015
Class Y Shares		12.95%	7.26%	Oct. 30, 2015
After Taxes on Distributions | Class A Shares		5.65%	2.89%
After Taxes on Distributions and Sale of Fund Shares | Class A Shares		4.78%	3.18%
Bloomberg Barclays U.S. Corporate High Yield Index (reflects no deduction for fees, expenses, or taxes)	[2]	14.32%	7.30%	Oct. 30, 2015
[1]	Since inception of October 30, 2015.
[2]	The Bloomberg Barclays U.S. Corporate High Yield Index covers the universe of fixed-rate, non-investment grade debt focusing on corporate U.S. dollar-denominated and non-convertible debt. Indices are unmanaged. It is not possible to invest directly in an index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only. After-tax returns for other classes will vary due to the classes having different sales charges and expenses.